Equity - Additional information (Details) - EUR (€)						12 Months Ended
	Feb. 22, 2023	Oct. 27, 2022	Jul. 28, 2022	May 13, 2022	May 11, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 11, 2050	Oct. 13, 2049	May 11, 2047	Jan. 13, 2046	May 11, 2035	Oct. 13, 2034	May 11, 2032	Jan. 13, 2031	May 11, 2030	Oct. 13, 2029	May 11, 2027	Jan. 13, 2026
Share capital						€ 4,005,000,000	€ 4,005,000,000
Dividend per share to fully settle prior year dividend					€ 0.43
Dividends recognised as distributions to owners per share							€ 0.43
Number of treasury shares cancelled					34,106,871	34,106,871
Reduction of the related reserve due to cancellation of treasury shares					€ 400,000,000
Dividends paid, ordinary shares per share	€ 0.22	€ 0.22	€ 0.22
Percentage of ordinary shares authorized to be purchased					10.00%
Purchase of shares, maximum authorised amount					€ 2,500,000,000
Number of treasury shares purchased						195,550,084
Purchase of treasury shares						€ 2,400,000,000	€ 400,000,000
Interim dividend distribution of Eni SpA						1,500,000,000	€ 1,533,000,000	€ 429,000,000
Interim dividends paid per share							€ 0.86
Costs for the issue of perpetual subordinated bonds							€ 15,000,000	€ 25,000,000
Other reserves						€ 190,000,000	190,000,000
Number of treasury shares						195,550,084
Treasury shares						€ 2,937,000,000	958,000,000
Cancellation of treasury shares						€ 400,000,000
Treasury shares assigned						1,183,552
Distributable reserves						€ 45,000,000,000
Long-Term Monetary Incentive Plan 2020 - 2022
Treasury shares assigned				20,000,000
Retained earnings
Interim dividend distribution of Eni SpA						€ 1,500,000,000
Interim dividends paid per share						€ 0.44
Perpetual subordinated bonds
Notional amount						€ 5,000,000,000
Perpetual subordinated bond, one
Notional amount						€ 1,500,000,000
Term of the bonds						5 years 3 months
Reoffer price (as a percent)						99.403%
Annual fixed coupon (as a percent)						2.625%
Perpetual subordinated bond, one | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																				316.70%
Additional spread on variable rate (as a percent)												75.00%				25.00%
Perpetual subordinated bond, two
Notional amount						€ 1,500,000,000
Term of the bonds						9 years
Reoffer price (as a percent)						100.00%
Annual fixed coupon (as a percent)						3.375%
Perpetual subordinated bond, two | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																		364.10%
Additional spread on variable rate (as a percent)										75.00%				25.00%
Perpetual subordinated bond three
Notional amount						€ 1,000,000,000
Term of the bonds						6 years
Reoffer price (as a percent)						100.00%
Annual fixed coupon (as a percent)						2.00%
Perpetual subordinated bond three | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																			220.40%
Additional spread on variable rate (as a percent)											75.00%				25.00%
Perpetual subordinated bond four
Notional amount						€ 1,000,000,000
Term of the bonds						9 years
Reoffer price (as a percent)						99.607%
Annual fixed coupon (as a percent)						2.75%
Perpetual subordinated bond four | Five Year Euro Mid Swap Rate
Initial spread on variable rate (as a percent)																	277.10%
Additional spread on variable rate (as a percent)									75.00%				25.00%
Merger reserve
Other reserves						€ 190,000,000
ENI SpA
Share capital						€ 4,005,358,876	€ 4,005,358,876
ENI SpA | Ordinary shares
Number of shares issued						3,571,487,977	3,605,594,848
Number of treasury shares						226,097,834	65,838,173